Cover	Feb. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2022
Entity File Number	000-56194
Entity Registrant Name	COEPTIS THERAPEUTICS, INC.
Entity Central Index Key	0001819663
Entity Tax Identification Number	84-3998117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Bradford Rd
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Wexford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15090
City Area Code	724
Local Phone Number	934-6467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false